Borrowing And Financing - Long-term Debt Maturity (Detail) R$ in Thousands	Dec. 31, 2018 BRL (R$)
Debt Disclosure [Abstract]
Long-term debt maturity in 2020	R$ 10,958
Long-term debt maturity in 2021	3,953
Long-term debt maturity in 2022	970
Long-term debt maturity in 2023	295,155
Long-term debt maturity in 2024 and following years	29,405,472
Total long term debt	R$ 29,716,508